Share-based payments - Summary of Cost Related to Share-Based Payment Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments [Line Items]
Equity-settled	$ 67	$ 60	$ 51
Total	72	67	56
Operating profit before System Fund and reimbursables
Share-based payments [Line Items]
Equity-settled	42	37	31
Cash-settled	5	7	5
System Fund
Share-based payments [Line Items]
Equity-settled	$ 25	$ 23	$ 20